Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Lixiang Education Holding Co., Ltd.
Trading Symbol	LXEH
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	66,667,000
Amendment Flag	true
Amendment Description	Lixiang Education Holding Co., Ltd. (the “Company”) is filing this Amendment No. 2 on Form 20-F (this “Amendment”) to the Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 29, 2022, as amended on August 24, 2022, to add or revise certain disclosure in “Introduction”, “Enforceability of Civil Liabilities”, “Item 3. Key Information”, “Item 4. Information on the Company” and any other material discussion of the variable interest entity throughout the annual report, to (i) provide additional disclosure regarding the Company’s unique risks with operations conducted by its subsidiaries and consolidated variable interest entities based in China, (ii) revise and clarify certain disclosure with respect to the cash and asset flows through its organization.This Amendment does not reflect subsequent events occurring after the original filing date of the Form 20-F or modify or update in any way the financial statements, consents or any other items disclosures made in the Form 20-F in any way other than as required to reflect the amendments discussed above. Accordingly, this Amendment should be read in conjunction with the Form 20-F and the Company’s other filings with the SEC subsequent to the filing of the Form 20-F.Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment also contains certifications under the Sarbanes-Oxley Act of 2002.
Entity Central Index Key	0001814067
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39559
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 818 Hua Yuan Street
Entity Address, Address Line Two	Liandu District
Entity Address, City or Town	Lishui City
Entity Address, Postal Zip Code	323000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 818 Hua Yuan Street
Entity Address, Address Line Two	Liandu District
Entity Address, City or Town	Lishui City
Entity Address, Postal Zip Code	323000
Entity Address, Country	CN
Contact Personnel Name	Luoyuan Ye
Local Phone Number	578-2267142
City Area Code	86
Contact Personnel Email Address	irlxeh@lsmxjy.com